Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Sundry creditors	$ 158,169	$ 122,767
Customer prepayments - credit card transactions	219,426	80,798
Credit card ECL allowance (note 13)	22,066	17,566
Insurances	14,798	5,182
Intermediation of securities	12,835	28,340
Clients transfers - PIX (i)		305,508
Other liabilities	105,037	75,839
Total	$ 532,331	$ 636,000